UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc.
Address:  4111 E. 37th Street North
          Wichita, Kansas 67220

13F File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Dinkel
Title:  Controller
Phone:  316-828-6486

Signature, Place and Date of Signing:

 /S/ RICHARD DINKEL   Wichita, Kansas   January 30, 2013

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  149511  (thousands)


List of Other Included Managers:


No  Form 13F File Number   Name
--  --------------------   ----

01  28-13357               Spring Creek Capital, LLC

                                                    FORM 13F INFORMATION TABLE

                              TITLE OF                    VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER        CLASS             CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE    SHARED NONE
----------------------------  --------         --------- -------- ------- --- ---- -------  -------- --------- ------ ----
CME GROUP INC		      COM	       12572Q105   2027    40000   SH	   SOLE    	        40000     0     0
COLFAX CORP                   COM              194014106  65674  1627604   SH      SOLE               1627604     0     0
METHANEX CORP                 COM              59151K108  63740  2000000   SH      DEFINED    01      2000000     0     0
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF 922042858  18070   405800   SH      SOLE                405800     0     0